Commitments - Schedule of Lease Commitments, Group as Lessee (Details) - Lessee $ in Thousands	12 Months Ended
Jun. 30, 2019 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases	$ 7,460
Total commitments	7,460
Within One Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases	2,100
Total commitments	2,100
Later Than One Year But No Later Than Three Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases	2,763
Total commitments	2,763
Later Than Three Years But No Later Than Five Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases	1,341
Total commitments	1,341
Later Than Five Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases	1,256
Total commitments	$ 1,256